UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON CAPITAL MANAGEMENT

DISCIPLINED EQUITY RESEARCH FUND

FORM N-Q

JANUARY 31, 2011

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.5%
CONSUMER DISCRETIONARY - 10.5%
Hotels, Restaurants & Leisure - 0.7%
Boyd Gaming Corp.	1,514	$16,412	*

Household Durables - 2.7%
Fortune Brands Inc.	342	21,094
Stanley Black & Decker Inc.	676	49,132

Total Household Durables		70,226

Internet & Catalog Retail - 1.0%
Amazon.com Inc.	116	19,678	*
E-Commerce China Dangdang Inc., ADR	248	7,019	*

Total Internet & Catalog Retail		26,697

Media - 0.9%
Time Warner Inc.	702	22,078

Multiline Retail - 1.5%
Big Lots Inc.	725	23,048	*
J.C. Penney Co. Inc.	495	15,874

Total Multiline Retail		38,922

Specialty Retail - 3.7%
Aeropostale Inc.	816	19,682	*
Best Buy Co. Inc.	764	25,976
Lowe’s Cos. Inc.	2,026	50,245

Total Specialty Retail		95,903

TOTAL CONSUMER DISCRETIONARY		270,238

CONSUMER STAPLES - 7.7%
Beverages - 2.0%
Diageo PLC, ADR	214	16,435
PepsiCo Inc.	529	34,020

Total Beverages		50,455

Food & Staples Retailing - 2.1%
Safeway Inc.	831	17,194
Wal-Mart Stores Inc.	676	37,903

Total Food & Staples Retailing		55,097

Food Products - 0.4%
Dean Foods Co.	942	9,561	*

Household Products - 3.2%
Colgate-Palmolive Co.	287	22,033
Energizer Holdings Inc.	194	14,112	*
Procter & Gamble Co.	737	46,527

Total Household Products		82,672

TOTAL CONSUMER STAPLES		197,785

ENERGY - 10.8%
Energy Equipment & Services - 2.9%
Schlumberger Ltd.	512	45,563
Transocean Ltd.	348	27,815	*

Total Energy Equipment & Services		73,378

Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	174	20,769
CONSOL Energy Inc.	695	34,542
EXCO Resources Inc.	641	12,871
Exxon Mobil Corp.	1,149	92,701
Noble Energy Inc.	480	43,728

Total Oil, Gas & Consumable Fuels		204,611

TOTAL ENERGY		277,989

FINANCIALS - 15.0%
Capital Markets - 2.2%
Charles Schwab Corp.	979	17,671
Solar Capital Ltd.	675	16,031
State Street Corp.	478	22,332

Total Capital Markets		56,034

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 1.2%
Fifth Third Bancorp	1,170	$17,398
Synovus Financial Corp.	5,333	14,079

Total Commercial Banks		31,477

Consumer Finance - 1.9%
American Express Co.	504	21,864
Capital One Financial Corp.	589	28,366

Total Consumer Finance		50,230

Diversified Financial Services - 4.5%
Bank of America Corp.	2,776	38,115
Citigroup Inc.	7,464	35,976	*
JPMorgan Chase & Co.	928	41,704

Total Diversified Financial Services		115,795

Insurance - 4.5%
Assured Guaranty Ltd.	910	13,159
Berkshire Hathaway Inc., Class B Shares	631	51,584	*
Genworth Financial Inc., Class A Shares	1,629	22,105	*
MetLife Inc.	614	28,103

Total Insurance		114,951

Real Estate Investment Trusts (REITs) - 0.7%
Weyerhaeuser Co.	838	19,425

TOTAL FINANCIALS		387,912

HEALTH CARE - 11.1%
Biotechnology - 1.7%
Alkermes Inc.	1,374	17,738	*
Dendreon Corp.	519	18,186	*
Human Genome Sciences Inc.	356	8,637	*

Total Biotechnology		44,561

Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp.	3,802	26,538	*
Gen-Probe Inc.	283	17,798	*
Medtronic Inc.	516	19,773
Stryker Corp.	484	27,859

Total Health Care Equipment & Supplies		91,968

Health Care Providers & Services - 1.2%
Aetna Inc.	920	30,305

Health Care Technology - 0.7%
athenahealth Inc.	428	18,378	*

Pharmaceuticals - 3.9%
Forest Laboratories Inc.	679	21,904	*
Merck & Co. Inc.	998	33,104
Pfizer Inc.	2,546	46,388

Total Pharmaceuticals		101,396

TOTAL HEALTH CARE		286,608

INDUSTRIALS - 10.4%
Aerospace & Defense - 1.9%
Goodrich Corp.	355	32,170
Lockheed Martin Corp.	225	17,910

Total Aerospace & Defense		50,080

Construction & Engineering - 0.8%
Aecom Technology Corp.	709	20,752	*

Electrical Equipment - 1.0%
Babcock & Wilcox Co.	850	24,863	*

Industrial Conglomerates - 4.2%
3M Co.	322	28,310
General Electric Co.	1,957	39,414
United Technologies Corp.	486	39,512

Total Industrial Conglomerates		107,236

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Machinery - 0.8%
Oshkosh Corp.	544	$20,623	*

Professional Services - 0.7%
FTI Consulting Inc.	528	19,256	*

Road & Rail - 1.0%
Hertz Global Holdings Inc.	1,674	24,625	*

TOTAL INDUSTRIALS		267,435

INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.8%
Cisco Systems Inc.	2,590	54,778	*
QUALCOMM Inc.	813	44,008

Total Communications Equipment		98,786

Computers & Peripherals - 5.8%
Apple Inc.	159	53,952	*
EMC Corp.	2,045	50,900	*
Hewlett-Packard Co.	582	26,591
Synaptics Inc.	632	17,987	*

Total Computers & Peripherals		149,430

Internet Software & Services - 2.2%
eBay Inc.	689	20,918	*
Rackspace Hosting Inc.	735	24,630	*
Youku.com Inc., ADR	387	11,467	*

Total Internet Software & Services		57,015

IT Services - 0.8%
MasterCard Inc., Class A Shares	87	20,577

Semiconductors & Semiconductor Equipment - 3.1%
First Solar Inc.	109	16,849	*
Integrated Device Technology Inc.	3,245	20,703	*
Micron Technology Inc.	2,080	21,923	*
Texas Instruments Inc.	580	19,668

Total Semiconductors & Semiconductor Equipment		79,143

Software - 5.6%
Adobe Systems Inc.	1,374	45,411	*
Autodesk Inc.	734	29,859	*
CA Inc.	895	21,301
Microsoft Corp.	857	23,760
Red Hat Inc.	596	24,627	*

Total Software		144,958

TOTAL INFORMATION TECHNOLOGY		549,909

MATERIALS - 3.0%
Chemicals - 0.5%
Monsanto Co.	190	13,942

Containers & Packaging - 0.9%
Sealed Air Corp.	918	24,501

Metals & Mining - 1.6%
Freeport-McMoRan Copper & Gold Inc.	158	17,183
Nucor Corp.	497	22,817

Total Metals & Mining		40,000

TOTAL MATERIALS		78,443

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp.	3,326	15,034	*

UTILITIES - 2.1%
Independent Power Producers & Energy Traders - 2.1%
AES Corp.	1,563	19,381	*
Calpine Corp.	2,512	35,846	*

TOTAL UTILITIES		55,227

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT DISCIPLINED EQUITY RESEARCH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2011

TOTAL INVESTMENTS - 92.5% (Cost - $2,050,360#)	2,386,580
Other Assets in Excess of Liabilities - 7.5%	192,289

TOTAL NET ASSETS - 100.0%	$2,578,869

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR     — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Disciplined Equity Research Fund (the “Fund”) is a separate diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,386,580	—	—	$2,386,580

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (cont’d)

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$340,572
Gross unrealized depreciation	(4,352)

Net unrealized appreciation	$336,220

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: March 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date: March 22, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 22, 2011